Related Parties Transactions And Balances (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transaction, Due from (to) Related Party [Abstract]
Schedule Of Related Parties Transactions And Balances

(*)	The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.

(**)
Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.

Transactions:	Year ended December 31,
	2015	2014	2013
Income -
Sales to related parties companies (*)	$150,999	$138,380	$116,805
Participation in expenses	$2,257	$1,911	$2,330
Cost and expenses -
Supplies from related parties (**)	$14,890	$15,184	$19,180

Balances:	December 31,
	2015	2014
Trade receivables and other receivables (*)	$79,988	$84,656
Trade payables and advances (**)	$15,582	$17,906